CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 3,847	$ 5,804	$ 4,152	$ 9,651	$ 9,783
Other comprehensive income
Actuarial gains and losses	22	(2)	135	20	138
Change in fair value of investments in equity instruments	103	40	(1)	143	3
Tax effect	(11)	(8)	(43)	(19)	(51)
Currency translation adjustment generated by the parent company	(683)	(1,506)	(57)	(2,189)	1,409
Items not potentially reclassifiable to profit and loss	(569)	(1,476)	34	(2,045)	1,499
Currency translation adjustment	523	1,099	(49)	1,622	(1,299)
Cash flow hedge	593	807	689	1,400	1,891
Variation of foreign currency basis spread		(15)	11	(15)	8
share of other comprehensive income of equity affiliates, net amount	(38)	(76)	3	(114)	(95)
Other	(2)	2	(4)		(1)
Tax effect	(153)	(219)	(136)	(372)	(472)
Items potentially reclassifiable to profit and loss	923	1,598	514	2,521	32
Total other comprehensive income (net amount)	354	122	548	476	1,531
Comprehensive income	4,201	5,926	4,700	10,127	11,314
TotalEnergies share	4,134	5,870	4,676	10,004	11,226
Non-controlling interests	$ 67	$ 56	$ 24	$ 123	$ 88